Fair Value of Financial Instrumets and Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Financial Instruments And Derivative Insturments
Fair value of derivatives not designed as hedging instruments
Derivatives not designated as hedging instruments
		Asset Derivatives		Liability Derivatives
		Fair Values		Fair Values
Type of Contract	Balance sheet location	December 31,	December 31,	December 31,	December 31,
		2015	2016	2015	2016
Interest Rate	Derivative assets /Non-current assets	$181	$88	$—	$—

Interest Rate	Derivative liabilities / Current liabilities	—	—	318	17

Interest Rate	Derivative liabilities / Non-current liabilities	—	—	360	157

	Total Derivatives	$181	$88	$678	$174

Gain or loss recognized on derivatives not designed as hedging instruments
	Amount of Loss Recognized on Derivatives
	Year ended December 31,
	2015	2016
Interest Rate Contracts	$(1,676)	$(620)
Net Loss Recognized	$(1,676)	$(620)

Location and amounts of fair value of derivatives not designed as hedging instruments

	Significant Other Observable Inputs
	(Level 2)
	December 31,
	2015	2016
Derivative instruments – asset position	$181	$88
Derivative instruments – liability position	678	174

Interest rate derivatives schedule
				Notional amount
Loan or Credit	Inception	Expiry	Fixed	December 31,	December 31,
Facility (1)			Rate	2015	2016
Pelea	December 15, 2011	December 14, 2016	2.0500%	28,122	-
Maxdekatria	September 28, 2012	September 28, 2017	0.9000%	18,400	16,800
Marindou	January 14, 2013	January 16, 2018	1.6000%	24,321	21,215
Petra	January 18, 2013	January 18, 2018	0.9800%	14,000	14,000
Marinouki	March 05, 2013	March 05, 2018	1.4800%	20,789	19,035
Pemer	June 07, 2013	March 07, 2018	0.9475%	14,000	14,000
Avstes	July 18, 2013	April 18, 2018	1.3500%	14,000	14,000
Shikoku	August 28, 2013	August 28, 2018	1.2500%	14,933	13,067

Total				$148,565	$112,117

Asset Measured at Fair value on a Non-recuring Basis

	Significant Other Observable Inputs (Level 2)	Loss

	December 31, 2015	December 31, 2015

M/V Stalo	$10,000	$7,185
M/V Kypros Unity	21,750	5,714
Total	$31,750	$12,899